Shareholders' equity	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Shareholders' equity
18.
Shareholders’ equity

As of December 31, 2024 and 2023, the total number of ordinary shares of Immatics N.V. outstanding is 121,550,169 and 84,657,789 with a par value of €0.01, respectively.

On January 22, 2024, the Group closed an offering of 18,313,750 ordinary shares with a public offering price of €10.10 ($11.00) per ordinary share. The Group received gross proceeds of €185.0 million ($201.5 million) less transaction costs of €11.6 million ($12.6 million), resulting in an increase in share capital of €183.0 thousand and share premium of €173.2 million.

On October 15, 2024, the Group closed an offering of 16,250,000 ordinary shares with a public offering price of €8.48 ($9.25) per ordinary share. The Group received gross proceeds of €137.9 million ($150.3 million) less transaction costs of €8.6 million ($9.4 million) resulting in an increase in share capital of €162.5 thousand and share premium of €129.1 million.

In addition, on November 12, 2024, the Group issued 2,185,884 shares with a public offering price of €8.71 ($9.25) per ordinary share from the exercise of the option to purchase additional shares according to the underlying offering from October 15, 2024. The Group received gross proceeds of €19.0 million ($20.2 million) less transaction costs of €1.1 million ($1.2 million) resulting in an increase in share capital of €21.9 thousand and share premium of €17.9 million.

Additionally, the number of ordinary shares increased by 142,746 during the year ended December 31, 2024, due to exercised share options from the Group’s equity incentive plan, resulting in an increase in share capital of €1.4 thousand and share premium of €1.1 million.

The Group issued in 2023, 5.5 million shares under the ATM agreement with Leerink Partners LLC and collected a gross amount of €58.8 million less transaction costs of €1.8 million, resulting in an increase in share capital of €55 thousand and share premium of €57.0 million.

On July 19, 2023, the Group completed a private placement transaction of 2.4 million shares with a subscription price of $14.46 per ordinary share with BMS. The Group received gross proceeds of €31.5 million less transaction costs of €0.3 million, resulting in an increase in share capital of €24 thousand and share premium of €31.2 million.

Additionally, the number of ordinary shares increased in 2023, due to exercised share options from the Group’s equity incentive plan.

Other reserves are related to accumulated foreign currency translation amounts associated with the Group’s U.S. operations.